Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Cash and cash equivalents
Cash and cash equivalents

	Dec 31, 2018	Dec 31, 2017
	€m	€m
Cash and cash equivalents	327.5	219.0
Restricted cash	0.1	0.2
Total cash and cash equivalents	327.6	219.2

‘Cash and cash equivalents’ comprise cash balances and deposits. Restricted cash comprises money that is primarily reserved for a specific purpose and therefore not available for immediate or general business use.